Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	LOOMIS SAYLES FUNDS I
Central Index Key	0000917469
Amendment Flag	false
Document Creation Date	Jan. 29, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013